CAPITAL DISCLOSURES - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 714.6	$ 610.5
Credit Facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 81.4